S000057729 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Morningstar Global Income Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	5.37%	11.89%	(11.16%)	8.51%	3.93%	19.96%